Related Party Transactions	6 Months Ended
Jun. 30, 2022
Disclosure of Related Party Text Block Abstract
RELATED PARTY TRANSACTIONS
23.	RELATED PARTY TRANSACTIONS

The principal related party balances and transactions as of and for the period/year ended June 30, 2022 and December 31, 2021 are as follows:

Amounts due from related parties:

		As at June 30, 2022	As at December 31, 2021
		(Unaudited)
Guardforce TH Group Company Limited	(a)	$856	$6,335
Shenzhen Intelligent Guardforce Robot Technology Co., Limited	(b)	6,049,384	-
Shenzhen Kewei Robot Technology Co., Limited and its subsidiaries	(c)	354,645	-
CSF Mingda Technology Co., Ltd	(c)	11,477	-
Guardforce AI Service Limited		-	626
Guardforce AI Technology Limited		-	626
GF Robotics Malaysia Sdn. Bhd		-	11,973
Macau GF Robotics Limited		-	5,058
Quantum Infosec Inc		-	1,389
		$6,416,362	$26,007

(a)	Amounts due from Guardforce TH Group Company Limited represents business advances for operational purposes.

(b)	Amounts due from Shenzhen Intelligent Guardforce Robot Technology Co., Limited comprised of $5,908,930 represent prepayments for the purchase of robots from a related party and $140,134 expense paid on behalf of a related party.

(c)	These related parties are owned or controlled by Mr. Tu, the Company’s majority shareholder or Mr. Tu’s father. Amounts due from related parties as of June 30, 2022 represent business advances for operational purposes.

Amounts due to related parties:

		As at June 30, 2022	As at December 31, 2021
		(Unaudited)
Mr. Tu	(a)	$109,607	$109,607
Guardforce Holdings (HK) Limited	(b)	331,368	163,590
Profit Raider Investment Limited	(a)	1,926,544	1,626,726
Richard Stagg	(c)	17,624	15,976
GF Technovation Company Limited		4,487	-
Quantum Infosec Inc		724	-
Shenzhen Kewei Robot Technology Co., Limited and its subsidiaries	(d)	2,770,085	-
Shenzhen Zhongzhi Yonghao Robot Co., Ltd.	(d)	407,528	-
Shenzhen Qianban Technology Co., Ltd.	(e)	101,564	-
Guardforce Security Service (Shanghai) Co., Ltd.	(e)	186,583	-
Shenzhen Intelligent Guardforce Robot Technology Co., Limited		-	301,853
		$5,856,114	$2,217,752

(a)	Amounts due to Mr. Tu and Profit Raider Investment Limited represented interest accrued on the respective loans.

(b)	Amounts due to Guardforce Holdings (HK) Limited are comprised of $164,419 advances made and $166,949 accrued interests on the loans.

(c)	Amounts due to Richard Stagg are comprised of $15,976 advances made and $1,648 accrued interests on the advance at 3% interest rate per annum. The balance was fully repaid in July 20, 2022.

(d)	These related parties are owned or controlled by Mr. Tu, the Company’s majority shareholder. Amounts due to related parties as of June 30, 2022 represent accounts payable for the purchase of robots from the related parties.

(e)	Shenzhen Qianban Technology Co., Ltd is owned or controlled by Mr. Tu, the Company’s majority shareholder and Guardforce Security Service (Shanghai) Co., Ltd. is owned or controlled by Mr. Tu’s father. Amounts due to related parties as of June 30, 2022 represent business advances for operational purposes.

Short-term borrowings from related parties:

		As at June 30, 2022	As at December 31, 2021
		(Unaudited)
Profit Raider Investment Limited	(a)	$13,474,546	$13,506,184
Guardforce Holdings (HK) Limited	(b)	2,735,000	-
		$16,209,546	$13,506,184

Long-term borrowings from related parties:

		As at June 30, 2022	As at December 31, 2021
		(Unaudited)
Guardforce Holdings (HK) Limited	(b)	$490,500	$3,895,500
Mr. Tu	(c)	1,437,303	1,437,303
		$1,927,803	$5,332,803

(a)	The loan with Profit Raider Investment Limited is due on December 31, 2022, bearing interest rate at 4%. For the six months ended June 30, 2022 and 2021, interest expense was $299,817 and $117,150, respectively. As of the date of this report, the Company has been negotiating with Profit Raider on the further extension of loan.

(b)

On December 31, 2019, the Company entered into an agreement with Guardforce Holdings (HK) Limited whereby Guardforce Holdings (HK) Limited loaned $1,499,998 to the Company. The loan is unsecured and it bears an interest rate of 3%. The loan was initially due on December 31, 2020. During the year ended December 31, 2021 and 2020, the Company repaid $245,000 and $507,998 to partially settle the principal, respectively. The loan was extended to December 22, 2022 bearing interest rate at 2%. During the six months ended June 30, 2022, the Company repaid $670,000 to partially settle the principal. On July 26 2022, the outstanding balance of this loan was extended to June 30, 2025 with the same terms and conditions. For the six months ended June 30, 2022 and 2021, interest expense on this loan was $770 and $nil, respectively. This loan is classified as long-term borrowings from a related party.

On April 17, 2020, the Company borrowed $2,735,000. The loan is unsecured and bears an interest rate at 2%. The loan is due on April 16, 2023. For the six months ended June 30, 2022 and 2021, interest expense on this loan was $27,350 and $nil, respectively. This loan is classified as short-term borrowings from a related party.

On September 9, 2020, the Company borrowed $413,500. The loan is unsecured and it bears interest at 2%. The loan is due on September 8, 2023. For the six months ended June 30, 2022 and 2021, interest expense on this loan was $4,135 and $nil, respectively. This loan is classified as long-term borrowings from a related party.

(c)	On September 1, 2018, the Company entered into an agreement with Mr. Tu whereby he lent $1,437,303 (RMB10 million) to the Company. The loan is due on August 31, 2022 with an interest rate at 1.5%. No interest was accrued for the six months ended June 30, 2022 and 2021. On July 26 2022, the Company extended the loan to June 30, 2025 with the same terms and conditions.

Related party transactions:

		For the six months ended June 30,
Nature		2022	2021
		(Unaudited)	(Unaudited)
Service/ Products received from related parties:
Guardforce Security (Thailand) Company Limited	(a)	$67,864	$-
Shenzhen Intelligent Guardforce Robot Technology Co., Limited – Purchases	(b)	7,008,322	4,652,125
Shenzhen Kewei Robot Technology Co., Ltd. – Purchases	(b)	844,255	-
Shenzhen Kewei Robot Technology Co., Limited – ICP	(c)	3,000,000	-
		$7,920,441	$4,652,125

Service/ Products delivered to related parties:
GF Technovation Company Limited – Sales	(d)	$134,123	$111,564

Nature of transactions:

(a)	Guardforce Security (Thailand) Co., Ltd. provided security guard services to the Company;

(b)	The Company purchased robots from Shenzhen Intelligent Guardforce Robot Technology Co., Limited and Shenzhen Kewei Robot Technology Co., Ltd.;

(c)	On February 8, 2022, the Company entered into a Commissioned Development Agreement with Shenzhen Kewei Robot Technology Co., Limited (“Shenzhen Kewei”) for the development of a robotics management platform named GFAI Intelligent Cloud Platform V2.0 (“ICP”). The contract amount was $3,000,000 which was paid as a one-time lump sum payment after the execution of the agreement.

(d)	The Company sold robots and spare parts to GF Technovation Company Limited.